Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 6,742.6	$ 103.6	₨ (5,738.5)	₨ 15,067.2
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,027.5	15.8	399.3	(1,063.1)
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	0.5	0.0	1.2	2.1
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(15.0)	(0.2)	677.7	413.4
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(1,706.9)	(26.2)	(2,453.4)	829.5
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 7,436.5	$ 114.2	₨ (4,363.3)	₨ 14,885.3